Organization (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Organization [Abstract]
Manager shares, shares issued	100	100
Manager shares, par value	$ 0.001	$ 0.001
Consideration for Manager shares	$ 0
Manager shares right to appoint directors description	not more than 3/7th of the number of directors
Manager share voting rights	no voting rights